Cover	Sep. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2025
Entity File Number	001-38785
Entity Registrant Name	STRYVE FOODS, INC.
Entity Central Index Key	0001691936
Entity Tax Identification Number	87-1760117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Post Office Box 864
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(972)
Local Phone Number	987-5130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false